Exhibit 99.2

3097 Satellite Blvd., Bldg. 700, Ste. 400, Duluth, GA 30096
770.497.9100

9 November 2021
CSFR Holdings I, L.P.
875 Third Avenue, 10th Floor
New York, NY 10022
RE: FirstKey Homes 2021-SFR3 Trust (the “Issuing Entity”) HOA Discrepancy Review
Ladies and Gentlemen:
In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below.  The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof.  A more detailed description of services performed and of our findings and conclusions is set forth below.  The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.
I.  Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)
a. Background.
We have been informed that:
1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).
2. Some of the Properties were previously designated by CSFR Holdings I, L.P. (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).
3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.
b. Properties Subject to Review. [(1) through (3) of Item 4.]

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The Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”).  The list of Subject Properties is attached hereto as Schedule I.  Our HOA Discrepancy Review did not include “sampling” the pool.  The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology.  Rather, the Subject Properties were identified by you.  Accordingly, they may not be representative of the entire pool, as to which we make no representation.
c.  How the Review Was Conducted. [(4) of Item 4]
We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA.  We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”).  Every property is unique, and not every search method is employed with respect to each of the Subject Properties.  These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA.  However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.
Customary Searching Methods.  Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist.  As noted, not all of these methods are used for every Subject Property.
1.  Review of DCCR.  In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation.  Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.
2. Review of state registrations.  A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.
3. Internet searches.  Standard search engines may be used to search the internet for evidence of an active HOA.
4. Review of prior mortgages.  Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development.  This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.
5.  Contacting listing agents.  Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

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6.  Contacting homeowners or residents.  Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.
As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations.  Those limitations include, but are not limited to, the following:
It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR.  This may happen for a number of reasons.  For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced.  Old or vague descriptions can also prevent this review from being definitive.  It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.
It is possible for an HOA to exist and yet not be registered with relevant state agencies.  In some instances, an HOA may not be legally required to be registered.  Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.
Many HOAs do not establish web sites or other presence on the world-wide net.  Further, internet searches are, by their nature, imprecise.  Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.
It is possible that a Subject Property has never been subject to a prior mortgage.  Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.
Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.
Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process.  Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.
d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]
We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

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1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or
2. Making any findings with respect to:
i. Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii. The value of the Properties or any other collateral securing the Mortgage Loan,
iii. Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or
iv. Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.
Our HOA Discrepancy Review is limited to the procedures set forth in (c) above.  Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.
II.  Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)
Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:
To our knowledge, after inquiry as described above, 7 of the 457 Subject Properties set forth on Schedule I are subject to an active and mandatory HOA.
Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein.  The conclusions expressed herein are given only as of the dates when the research was conducted, and we undertake no responsibility to update or supplement this report after the dates thereof for any reason.

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This report was prepared solely for the benefit of the addressee set forth above.  It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction.  Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.
Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent.  In addition, this report is not assignable to any person or entity without our prior written approval.
OS National LLC

By: /s/ Jim Duggan
Name: Jim Duggan
Title: Director of Institutional Transactions

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Schedule I
Client Code	Address	HOA Status
11418702	[REDACTED]	APPARENT HOA PROPERTY
19558302	[REDACTED]	APPARENT HOA PROPERTY
24848301	[REDACTED]	APPARENT HOA PROPERTY
59508701	[REDACTED]	APPARENT HOA PROPERTY
92519103	[REDACTED]	APPARENT HOA PROPERTY
95169101	[REDACTED]	APPARENT HOA PROPERTY
95809103	[REDACTED]	APPARENT HOA PROPERTY
10038804	[REDACTED]	APPARENT NON-HOA PROPERTY
10088802	[REDACTED]	APPARENT NON-HOA PROPERTY
10108101	[REDACTED]	APPARENT NON-HOA PROPERTY
10238603	[REDACTED]	APPARENT NON-HOA PROPERTY
10318302	[REDACTED]	APPARENT NON-HOA PROPERTY
10458601	[REDACTED]	APPARENT NON-HOA PROPERTY
10478101	[REDACTED]	APPARENT NON-HOA PROPERTY
10618604	[REDACTED]	APPARENT NON-HOA PROPERTY
10628604	[REDACTED]	APPARENT NON-HOA PROPERTY
11109810	[REDACTED]	APPARENT NON-HOA PROPERTY
11248202	[REDACTED]	APPARENT NON-HOA PROPERTY
11318703	[REDACTED]	APPARENT NON-HOA PROPERTY
11448302	[REDACTED]	APPARENT NON-HOA PROPERTY
12059101	[REDACTED]	APPARENT NON-HOA PROPERTY
12059301	[REDACTED]	APPARENT NON-HOA PROPERTY
12068701	[REDACTED]	APPARENT NON-HOA PROPERTY
12208202	[REDACTED]	APPARENT NON-HOA PROPERTY
12209101	[REDACTED]	APPARENT NON-HOA PROPERTY
12378302	[REDACTED]	APPARENT NON-HOA PROPERTY
12417701	[REDACTED]	APPARENT NON-HOA PROPERTY
12709102	[REDACTED]	APPARENT NON-HOA PROPERTY
12738602	[REDACTED]	APPARENT NON-HOA PROPERTY
12747702	[REDACTED]	APPARENT NON-HOA PROPERTY
12809103	[REDACTED]	APPARENT NON-HOA PROPERTY
12988301	[REDACTED]	APPARENT NON-HOA PROPERTY
13007901	[REDACTED]	APPARENT NON-HOA PROPERTY
13087703	[REDACTED]	APPARENT NON-HOA PROPERTY
13089802	[REDACTED]	APPARENT NON-HOA PROPERTY
13098604	[REDACTED]	APPARENT NON-HOA PROPERTY
13179105	[REDACTED]	APPARENT NON-HOA PROPERTY
13239502	[REDACTED]	APPARENT NON-HOA PROPERTY
13368001	[REDACTED]	APPARENT NON-HOA PROPERTY
13399102	[REDACTED]	APPARENT NON-HOA PROPERTY

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13629103	[REDACTED]	APPARENT NON-HOA PROPERTY
13658302	[REDACTED]	APPARENT NON-HOA PROPERTY
13739101	[REDACTED]	APPARENT NON-HOA PROPERTY
13757901	[REDACTED]	APPARENT NON-HOA PROPERTY
14189701	[REDACTED]	APPARENT NON-HOA PROPERTY
14249101	[REDACTED]	APPARENT NON-HOA PROPERTY
14469101	[REDACTED]	APPARENT NON-HOA PROPERTY
14488301	[REDACTED]	APPARENT NON-HOA PROPERTY
14509804	[REDACTED]	APPARENT NON-HOA PROPERTY
14579102	[REDACTED]	APPARENT NON-HOA PROPERTY
14608301	[REDACTED]	APPARENT NON-HOA PROPERTY
14609102	[REDACTED]	APPARENT NON-HOA PROPERTY
14738001	[REDACTED]	APPARENT NON-HOA PROPERTY
14809802	[REDACTED]	APPARENT NON-HOA PROPERTY
14818302	[REDACTED]	APPARENT NON-HOA PROPERTY
14859703	[REDACTED]	APPARENT NON-HOA PROPERTY
15058803	[REDACTED]	APPARENT NON-HOA PROPERTY
15138604	[REDACTED]	APPARENT NON-HOA PROPERTY
15139801	[REDACTED]	APPARENT NON-HOA PROPERTY
15188701	[REDACTED]	APPARENT NON-HOA PROPERTY
15258001	[REDACTED]	APPARENT NON-HOA PROPERTY
15648301	[REDACTED]	APPARENT NON-HOA PROPERTY
15908601	[REDACTED]	APPARENT NON-HOA PROPERTY
16009807	[REDACTED]	APPARENT NON-HOA PROPERTY
16039702	[REDACTED]	APPARENT NON-HOA PROPERTY
16108706	[REDACTED]	APPARENT NON-HOA PROPERTY
16308602	[REDACTED]	APPARENT NON-HOA PROPERTY
16347901	[REDACTED]	APPARENT NON-HOA PROPERTY
16498301	[REDACTED]	APPARENT NON-HOA PROPERTY
16739101	[REDACTED]	APPARENT NON-HOA PROPERTY
16768701	[REDACTED]	APPARENT NON-HOA PROPERTY
16768702	[REDACTED]	APPARENT NON-HOA PROPERTY
16959101	[REDACTED]	APPARENT NON-HOA PROPERTY
17027701	[REDACTED]	APPARENT NON-HOA PROPERTY
17099701	[REDACTED]	APPARENT NON-HOA PROPERTY
17158302	[REDACTED]	APPARENT NON-HOA PROPERTY
17179103	[REDACTED]	APPARENT NON-HOA PROPERTY
17228402	[REDACTED]	APPARENT NON-HOA PROPERTY
17239802	[REDACTED]	APPARENT NON-HOA PROPERTY
17449101	[REDACTED]	APPARENT NON-HOA PROPERTY
18099802	[REDACTED]	APPARENT NON-HOA PROPERTY
18148601	[REDACTED]	APPARENT NON-HOA PROPERTY
18149703	[REDACTED]	APPARENT NON-HOA PROPERTY

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18198301	[REDACTED]	APPARENT NON-HOA PROPERTY
18308603	[REDACTED]	APPARENT NON-HOA PROPERTY
18378301	[REDACTED]	APPARENT NON-HOA PROPERTY
18637701	[REDACTED]	APPARENT NON-HOA PROPERTY
18789801	[REDACTED]	APPARENT NON-HOA PROPERTY
19028403	[REDACTED]	APPARENT NON-HOA PROPERTY
19047901	[REDACTED]	APPARENT NON-HOA PROPERTY
19097401	[REDACTED]	APPARENT NON-HOA PROPERTY
19308801	[REDACTED]	APPARENT NON-HOA PROPERTY
19558301	[REDACTED]	APPARENT NON-HOA PROPERTY
19627701	[REDACTED]	APPARENT NON-HOA PROPERTY
19999101	[REDACTED]	APPARENT NON-HOA PROPERTY
20048702	[REDACTED]	APPARENT NON-HOA PROPERTY
20087702	[REDACTED]	APPARENT NON-HOA PROPERTY
20088602	[REDACTED]	APPARENT NON-HOA PROPERTY
20298601	[REDACTED]	APPARENT NON-HOA PROPERTY
20319701	[REDACTED]	APPARENT NON-HOA PROPERTY
20358201	[REDACTED]	APPARENT NON-HOA PROPERTY
20368302	[REDACTED]	APPARENT NON-HOA PROPERTY
20468001	[REDACTED]	APPARENT NON-HOA PROPERTY
20578601	[REDACTED]	APPARENT NON-HOA PROPERTY
21039103	[REDACTED]	APPARENT NON-HOA PROPERTY
21058802	[REDACTED]	APPARENT NON-HOA PROPERTY
21109704	[REDACTED]	APPARENT NON-HOA PROPERTY
21158803	[REDACTED]	APPARENT NON-HOA PROPERTY
21179102	[REDACTED]	APPARENT NON-HOA PROPERTY
21248301	[REDACTED]	APPARENT NON-HOA PROPERTY
21289702	[REDACTED]	APPARENT NON-HOA PROPERTY
21429701	[REDACTED]	APPARENT NON-HOA PROPERTY
21487701	[REDACTED]	APPARENT NON-HOA PROPERTY
21809102	[REDACTED]	APPARENT NON-HOA PROPERTY
21888301	[REDACTED]	APPARENT NON-HOA PROPERTY
22129103	[REDACTED]	APPARENT NON-HOA PROPERTY
22248302	[REDACTED]	APPARENT NON-HOA PROPERTY
22279702	[REDACTED]	APPARENT NON-HOA PROPERTY
22287701	[REDACTED]	APPARENT NON-HOA PROPERTY
22428301	[REDACTED]	APPARENT NON-HOA PROPERTY
22469702	[REDACTED]	APPARENT NON-HOA PROPERTY
22558601	[REDACTED]	APPARENT NON-HOA PROPERTY
23108704	[REDACTED]	APPARENT NON-HOA PROPERTY
23109101	[REDACTED]	APPARENT NON-HOA PROPERTY
23117702	[REDACTED]	APPARENT NON-HOA PROPERTY
23208302	[REDACTED]	APPARENT NON-HOA PROPERTY

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23239402	[REDACTED]	APPARENT NON-HOA PROPERTY
23339102	[REDACTED]	APPARENT NON-HOA PROPERTY
23448401	[REDACTED]	APPARENT NON-HOA PROPERTY
23548202	[REDACTED]	APPARENT NON-HOA PROPERTY
23618201	[REDACTED]	APPARENT NON-HOA PROPERTY
24028603	[REDACTED]	APPARENT NON-HOA PROPERTY
24058002	[REDACTED]	APPARENT NON-HOA PROPERTY
24249701	[REDACTED]	APPARENT NON-HOA PROPERTY
24648101	[REDACTED]	APPARENT NON-HOA PROPERTY
24878602	[REDACTED]	APPARENT NON-HOA PROPERTY
25149701	[REDACTED]	APPARENT NON-HOA PROPERTY
25528001	[REDACTED]	APPARENT NON-HOA PROPERTY
25959102	[REDACTED]	APPARENT NON-HOA PROPERTY
26028401	[REDACTED]	APPARENT NON-HOA PROPERTY
26048601	[REDACTED]	APPARENT NON-HOA PROPERTY
26228201	[REDACTED]	APPARENT NON-HOA PROPERTY
26228801	[REDACTED]	APPARENT NON-HOA PROPERTY
26399101	[REDACTED]	APPARENT NON-HOA PROPERTY
26719102	[REDACTED]	APPARENT NON-HOA PROPERTY
26739702	[REDACTED]	APPARENT NON-HOA PROPERTY
26807901	[REDACTED]	APPARENT NON-HOA PROPERTY
27008601	[REDACTED]	APPARENT NON-HOA PROPERTY
27018702	[REDACTED]	APPARENT NON-HOA PROPERTY
27118201	[REDACTED]	APPARENT NON-HOA PROPERTY
27169701	[REDACTED]	APPARENT NON-HOA PROPERTY
27239501	[REDACTED]	APPARENT NON-HOA PROPERTY
27709701	[REDACTED]	APPARENT NON-HOA PROPERTY
27798302	[REDACTED]	APPARENT NON-HOA PROPERTY
27999102	[REDACTED]	APPARENT NON-HOA PROPERTY
28019703	[REDACTED]	APPARENT NON-HOA PROPERTY
28059701	[REDACTED]	APPARENT NON-HOA PROPERTY
28118301	[REDACTED]	APPARENT NON-HOA PROPERTY
28149701	[REDACTED]	APPARENT NON-HOA PROPERTY
28268301	[REDACTED]	APPARENT NON-HOA PROPERTY
28289701	[REDACTED]	APPARENT NON-HOA PROPERTY
28297601	[REDACTED]	APPARENT NON-HOA PROPERTY
29049103	[REDACTED]	APPARENT NON-HOA PROPERTY
29128201	[REDACTED]	APPARENT NON-HOA PROPERTY
29139702	[REDACTED]	APPARENT NON-HOA PROPERTY
29169101	[REDACTED]	APPARENT NON-HOA PROPERTY
29179702	[REDACTED]	APPARENT NON-HOA PROPERTY
29238201	[REDACTED]	APPARENT NON-HOA PROPERTY
29579701	[REDACTED]	APPARENT NON-HOA PROPERTY

Page | 9

29587901	[REDACTED]	APPARENT NON-HOA PROPERTY
29669101	[REDACTED]	APPARENT NON-HOA PROPERTY
29729101	[REDACTED]	APPARENT NON-HOA PROPERTY
29759101	[REDACTED]	APPARENT NON-HOA PROPERTY
30078601	[REDACTED]	APPARENT NON-HOA PROPERTY
30158601	[REDACTED]	APPARENT NON-HOA PROPERTY
30188601	[REDACTED]	APPARENT NON-HOA PROPERTY
30297901	[REDACTED]	APPARENT NON-HOA PROPERTY
30909103	[REDACTED]	APPARENT NON-HOA PROPERTY
30939101	[REDACTED]	APPARENT NON-HOA PROPERTY
31049701	[REDACTED]	APPARENT NON-HOA PROPERTY
31069102	[REDACTED]	APPARENT NON-HOA PROPERTY
31258602	[REDACTED]	APPARENT NON-HOA PROPERTY
31259701	[REDACTED]	APPARENT NON-HOA PROPERTY
31349101	[REDACTED]	APPARENT NON-HOA PROPERTY
31468301	[REDACTED]	APPARENT NON-HOA PROPERTY
31539103	[REDACTED]	APPARENT NON-HOA PROPERTY
31698301	[REDACTED]	APPARENT NON-HOA PROPERTY
31829101	[REDACTED]	APPARENT NON-HOA PROPERTY
32048602	[REDACTED]	APPARENT NON-HOA PROPERTY
32058602	[REDACTED]	APPARENT NON-HOA PROPERTY
32148602	[REDACTED]	APPARENT NON-HOA PROPERTY
32208301	[REDACTED]	APPARENT NON-HOA PROPERTY
32248602	[REDACTED]	APPARENT NON-HOA PROPERTY
32408301	[REDACTED]	APPARENT NON-HOA PROPERTY
32669101	[REDACTED]	APPARENT NON-HOA PROPERTY
32788301	[REDACTED]	APPARENT NON-HOA PROPERTY
33109103	[REDACTED]	APPARENT NON-HOA PROPERTY
33369302	[REDACTED]	APPARENT NON-HOA PROPERTY
33698601	[REDACTED]	APPARENT NON-HOA PROPERTY
33809101	[REDACTED]	APPARENT NON-HOA PROPERTY
33898301	[REDACTED]	APPARENT NON-HOA PROPERTY
34008801	[REDACTED]	APPARENT NON-HOA PROPERTY
34579102	[REDACTED]	APPARENT NON-HOA PROPERTY
34809104	[REDACTED]	APPARENT NON-HOA PROPERTY
35028101	[REDACTED]	APPARENT NON-HOA PROPERTY
35087401	[REDACTED]	APPARENT NON-HOA PROPERTY
35099801	[REDACTED]	APPARENT NON-HOA PROPERTY
35189102	[REDACTED]	APPARENT NON-HOA PROPERTY
35219101	[REDACTED]	APPARENT NON-HOA PROPERTY
35568601	[REDACTED]	APPARENT NON-HOA PROPERTY
35729103	[REDACTED]	APPARENT NON-HOA PROPERTY
36248601	[REDACTED]	APPARENT NON-HOA PROPERTY

Page | 10

36289101	[REDACTED]	APPARENT NON-HOA PROPERTY
36289102	[REDACTED]	APPARENT NON-HOA PROPERTY
36309103	[REDACTED]	APPARENT NON-HOA PROPERTY
37049701	[REDACTED]	APPARENT NON-HOA PROPERTY
37158602	[REDACTED]	APPARENT NON-HOA PROPERTY
37758001	[REDACTED]	APPARENT NON-HOA PROPERTY
37979101	[REDACTED]	APPARENT NON-HOA PROPERTY
38108001	[REDACTED]	APPARENT NON-HOA PROPERTY
38198202	[REDACTED]	APPARENT NON-HOA PROPERTY
38229101	[REDACTED]	APPARENT NON-HOA PROPERTY
38238201	[REDACTED]	APPARENT NON-HOA PROPERTY
38239101	[REDACTED]	APPARENT NON-HOA PROPERTY
38808101	[REDACTED]	APPARENT NON-HOA PROPERTY
38859101	[REDACTED]	APPARENT NON-HOA PROPERTY
39439501	[REDACTED]	APPARENT NON-HOA PROPERTY
39468601	[REDACTED]	APPARENT NON-HOA PROPERTY
40168802	[REDACTED]	APPARENT NON-HOA PROPERTY
40218601	[REDACTED]	APPARENT NON-HOA PROPERTY
40547701	[REDACTED]	APPARENT NON-HOA PROPERTY
40689101	[REDACTED]	APPARENT NON-HOA PROPERTY
40778101	[REDACTED]	APPARENT NON-HOA PROPERTY
41118301	[REDACTED]	APPARENT NON-HOA PROPERTY
41539102	[REDACTED]	APPARENT NON-HOA PROPERTY
41559101	[REDACTED]	APPARENT NON-HOA PROPERTY
41579101	[REDACTED]	APPARENT NON-HOA PROPERTY
41829701	[REDACTED]	APPARENT NON-HOA PROPERTY
42017702	[REDACTED]	APPARENT NON-HOA PROPERTY
42258201	[REDACTED]	APPARENT NON-HOA PROPERTY
42389101	[REDACTED]	APPARENT NON-HOA PROPERTY
42528802	[REDACTED]	APPARENT NON-HOA PROPERTY
42758402	[REDACTED]	APPARENT NON-HOA PROPERTY
43058602	[REDACTED]	APPARENT NON-HOA PROPERTY
43087701	[REDACTED]	APPARENT NON-HOA PROPERTY
43178802	[REDACTED]	APPARENT NON-HOA PROPERTY
43758101	[REDACTED]	APPARENT NON-HOA PROPERTY
43898001	[REDACTED]	APPARENT NON-HOA PROPERTY
44089101	[REDACTED]	APPARENT NON-HOA PROPERTY
44148401	[REDACTED]	APPARENT NON-HOA PROPERTY
44288001	[REDACTED]	APPARENT NON-HOA PROPERTY
44509102	[REDACTED]	APPARENT NON-HOA PROPERTY
45098601	[REDACTED]	APPARENT NON-HOA PROPERTY
45368802	[REDACTED]	APPARENT NON-HOA PROPERTY
45699102	[REDACTED]	APPARENT NON-HOA PROPERTY

Page | 11

46199601	[REDACTED]	APPARENT NON-HOA PROPERTY
46308602	[REDACTED]	APPARENT NON-HOA PROPERTY
46358301	[REDACTED]	APPARENT NON-HOA PROPERTY
46358302	[REDACTED]	APPARENT NON-HOA PROPERTY
46358303	[REDACTED]	APPARENT NON-HOA PROPERTY
46359101	[REDACTED]	APPARENT NON-HOA PROPERTY
46659102	[REDACTED]	APPARENT NON-HOA PROPERTY
47018601	[REDACTED]	APPARENT NON-HOA PROPERTY
47107701	[REDACTED]	APPARENT NON-HOA PROPERTY
47409101	[REDACTED]	APPARENT NON-HOA PROPERTY
47527601	[REDACTED]	APPARENT NON-HOA PROPERTY
47659101	[REDACTED]	APPARENT NON-HOA PROPERTY
47669101	[REDACTED]	APPARENT NON-HOA PROPERTY
49118501	[REDACTED]	APPARENT NON-HOA PROPERTY
49279102	[REDACTED]	APPARENT NON-HOA PROPERTY
50048001	[REDACTED]	APPARENT NON-HOA PROPERTY
50087901	[REDACTED]	APPARENT NON-HOA PROPERTY
50218602	[REDACTED]	APPARENT NON-HOA PROPERTY
50858601	[REDACTED]	APPARENT NON-HOA PROPERTY
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